Quarterly Consolidated Financial Information(Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Quarterly Consolidated Financial Information [Abstract]
Quarterly Consolidated Financial Information

The following tables represent summary quarterly consolidated financial information (unaudited) for the years ended December 31, 2013 and 2012:

	2013 (a)
	First	Second	Third	Fourth
Revenues	$1,259,434	$1,191,030	$1,175,445	$1,209,676
Net income (loss):
Income (loss) from continuing operations	10,874	13,729	(15,762)	(50,747)
Discontinued operations, net of income taxes:
Loss from operations	(5,376)	(1,050)	(25,466)	(7,150)
Loss on divestiture of operations	(2,025)	(10,852)	(65,016)	(5,994)
Loss from discontinued operations	(7,401)	(11,902)	(90,482)	(13,144)
Net income (loss)	3,473	1,827	(106,244)	(63,891)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(467)	(116)	(841)	(2,466)
Discontinued operations	51	34	87	61
	(416)	(82)	(754)	(2,405)
Income (loss) attributable to Kindred	3,057	1,745	(106,998)	(66,296)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.02)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.14)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.25)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Diluted:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.02)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.14)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.25)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Shares used in computing earnings (loss) per common share:
Basic	52,062	52,265	52,323	52,344
Diluted	52,083	52,284	52,323	52,344
Market prices:
High	11.74	14.49	16.63	20.51
Low	10.21	9.75	12.50	13.13

—	See accompanying discussion of certain quarterly items.
	2012 (a)
	First	Second	Third	Fourth
Revenues	$1,237,475	$1,200,632	$1,198,023	$1,220,012
Net income (loss):
Income (loss) from continuing operations	17,128	11,006	8,836	(82,453)
Discontinued operations, net of income taxes:
Income from operations	2,684	4,613	1,051	2,556
Loss on divestiture of operations	(1,170)	(356)	(2,280)	(939)
Income (loss) from discontinued operations	1,514	4,257	(1,229)	1,617
Net income (loss)	18,642	15,263	7,607	(80,836)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(509)	171	(121)	(923)
Discontinued operations	58	68	80	133
	(451)	239	(41)	(790)
Income (loss) attributable to Kindred	18,191	15,502	7,566	(81,626)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.32	0.21	0.16	(1.61)
Discontinued operations:
Income from operations	0.05	0.09	0.02	0.05
Loss on divestiture of operations	(0.02)	(0.01)	(0.04)	(0.02)
Income (loss) from discontinued operations	0.03	0.08	(0.02)	0.03
Net income (loss)	0.35	0.29	0.14	(1.58)
Diluted:
Income (loss) from continuing operations	0.32	0.21	0.16	(1.61)
Discontinued operations:
Income from operations	0.05	0.09	0.02	0.05
Loss on divestiture of operations	(0.02)	(0.01)	(0.04)	(0.02)
Income (loss) from discontinued operations	0.03	0.08	(0.02)	0.03
Net income (loss)	0.35	0.29	0.14	(1.58)
Shares used in computing earnings (loss) per common share:
Basic	51,603	51,664	51,676	51,692
Diluted	51,638	51,675	51,709	51,692
Market prices:
High	13.62	10.87	12.76	12.13
Low	8.63	7.60	8.80	9.68

—	See accompanying discussion of certain quarterly items.